TAXATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2009	Apr. 14, 2008	Mar. 26, 2012	May 31, 2014	Dec. 31, 2011	Sep. 30, 2013
Income Tax [Line Items]
Unrecognized Tax benefits	$ 50,983	$ 24,756	$ 15,336					$ 7,439
Withholding tax on dividends			10.00%
Unrecognized tax benefit that would impact the effective tax rate	40,631	19,454
Income tax expenses for interest and penalties	17,808	2,465	2,404
Accrued Interest and penalties related to unrecognized tax benefits	29,613	11,826
Net Operating loss carry forwards	5,721
Deferred Tax Liabilities	59,294	36,198
Withholding tax rate	10.00%
Deferred Tax Liabilities	35,905	32,144
Temporary differences related to investment in subsidiaries	95,199	68,342
Number of subsidiaries that re-apply for high and new technology enterprise status	5
Earlier tax year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date	2015
Latest tax year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date	2019
Accrued expenses and other liabilities [Member]
Income Tax [Line Items]
Unrecognized Tax Benefits	75,483	34,045
CHINA [Member]
Income Tax [Line Items]
Tax years open to examination	tax years 2010 through 2014
CHINA [Member] | Maximum [Member]
Income Tax [Line Items]
Examination period of the company's tax filings	5 years
UNITED STATES [Member]
Income Tax [Line Items]
Unrecognized Tax benefits	5,059	2,537
Tax years open to examination	tax years 2012 through 2014
UNITED STATES [Member] | Maximum [Member]
Income Tax [Line Items]
Examination period of the company's tax filings	3 years
HONG KONG [Member]
Income Tax [Line Items]
Tax years open to examination	tax years 2009 through 2014
HONG KONG [Member] | Maximum [Member]
Income Tax [Line Items]
Examination period of the company's tax filings	6 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate	25.00%
Statutory Tax Rate					15.00%
Reduced enterprise income tax rate				15.00%
SouFun Shenzhen and SouFun Shanghai [Member]
Income Tax [Line Items]
Applicable enterprise income tax rate		25.00%	25.00%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member]
Income Tax [Line Items]
Reversal of Income Tax amount			1,631
Federal Statutory Income Tax Rate			25.00%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | Income Tax Expense Benefit [Member]
Income Tax [Line Items]
Reversal of Income Tax amount			1,205
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | Deferred Income Tax Charges [Member]
Income Tax [Line Items]
Reversal of Income Tax amount			426
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2013 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate						12.50%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2014 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate						12.50%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2015 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate						12.50%
SouFun Media and SouFun Network [Member]
Income Tax [Line Items]
Withholding tax rate									5.00%
Deferred tax liabilities reversed, undistributed earnings	15,101
SouFun Media and SouFun Network [Member] | Minimum [Member]
Income Tax [Line Items]
Reduced withholding tax rate, distribution period	2013
SouFun Media and SouFun Network [Member] | Maximum [Member]
Income Tax [Line Items]
Reduced withholding tax rate, distribution period	2015
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member]
Income Tax [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
High and new technology enterprise certificate effective period	3 years
High and new technology enterprise certificate renewal period	3 years
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member]
Income Tax [Line Items]
Reversal of Income Tax amount	5,209
Federal Statutory Income Tax Rate		25.00%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2015 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate							12.50%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2016 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate							12.50%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2017 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate							12.50%
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries	100,824	68,449
Temporary differences related to investment in subsidiaries	$ 10,082	$ 6,310